CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) - Sep. 30, 2024	Total	$ / ¥
CONSOLIDATED STATEMENTS OF EQUITY
Foreign currency exchange rate translation	7.0074	7.0074